INFORMATION ABOUT COMPONENTS OF EQUITY - Rizobacter Call Option (Details) - USD ($)		12 Months Ended
	Mar. 14, 2019	Jun. 30, 2019	Jun. 30, 2018	Oct. 19, 2016
Rizobacter Argentina
Capital issued
Ownership interest in subsidiary (as a percent)		80.00%	60.00%
Acquisition of 9.99% Ownership of Rizobacter Argentina
Capital issued
Percentage of voting equity interests acquired				9.99%
Cash transferred	$ 1,265,000
Number of instruments or interests issued or issuable	1,334,047
Acquisition of 20% Ownership of Rizobacter Argentina
Capital issued
Percentage of voting equity interests acquired	20.00%
Number of instruments or interests issued or issuable	3,402,688
BCS Holding Inc | Rizobacter Argentina
Capital issued
Ownership interest in subsidiary (as a percent)	80.00%